INCOME TAX AND SOCIAL CONTRIBUTION - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets potentially need to be offset with the recording of a valuation allowance	R$ 67
Description of evidence supporting recognition of deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	deferred tax assets could potentially need to be offset with the recording of a valuation allowance during the next 12 months. The deferred tax assets are associated with Avon subsidiary operations that suffered a loss in earnings before tax during 2021.
Applicable tax rate	(14.362%)		(70.60%)		29.20%
Tax loss carryforwards	R$ 2,954,074	[1]	R$ 1,339,725	[1]	R$ 374,448
Deferred income tax asset on tax losses	R$ 12,324,912		13,300,000
Credit amounts			R$ 33,600
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%		17.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%		19.00%
Natura and Co Luxembourg Holdings Sarl [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards			R$ 823,000
Deferred income tax asset on tax losses	R$ 8,200,000

[1]	Balance already includes any offsetting of deferred tax assets and liabilities of the same nature and originating from the same jurisdiction.